1997 SEMIANNUAL REPORT


IDS
Selective
Fund

(icon of) skyline

The goals of IDS Selective Fund, Inc. are current income and the preservation of capital by investing in investment grade bonds.

             American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) skyline

A quest for quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            16
Notes to financial statements (Portfolio)   19
Investments in securities                   28
Board members and officers                  35
IDS mutual funds                            36

      To our shareholders


      From the chairman


      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to periodically review their long term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      The first half of the fiscal year was a rewarding period for IDS Selective Fund, as a favorable investment environment resulted in a strong rally by the U.S. bond market. For the six months -- June through November 1997 -- the Fund's Class A shares generated a total return, which includes net asset value change and dividends, of 6.3%.

      Despite a continuation of solid economic growth and declining unemployment, two factors that often put upward pressure on consumer prices, inflation remained quite tame throughout the period. That fact, combined with appreciation in the dollar's value versus major foreign currencies and an ongoing decline in the federal deficit, persuaded the Federal Reserve to hold off on raising short term interest rates.

      Rates down, bonds up

      Against that positive backdrop, long term interest rates declined, driving up U.S. bond values through July. Fear of potentially higher inflation temporarily resurfaced in August, causing rates to rise and bonds to retreat. But additional low inflation reports soon calmed investors' nerves and led to lower rates and a healthy rebound by the market during the fall months.

      The Fund's two largest areas of investment -- U.S. government and corporate bonds -- performed well during the six months. This was especially true of its long term Treasury bonds, whose values are highly sensitive to interest rate fluctuations. Holdings among mortgage backed bonds also performed positively, but contributed more to the Fund's dividend than its net asset value gain.

      Longer duration

      As for changes to the portfolio, to take advantage of the interest rate decline, I lengthened its duration. (A function of the average maturity of the bonds in the portfolio, duration determines how sensitive the Fund's net asset value is to interest rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded quite positively. I also reduced the portfolio's cash reserves, putting the proceeds into bonds, which provided a far better return.

      At this writing (mid December), I think the investment outlook is still quite favorable, based on these expectations: Last fall's financial crisis in Asia will detract slightly from U.S. economic growth; the U.S. dollar will remain strong; and the federal deficit will continue to decline. Assuming they play out as I anticipate, those factors should help keep a lid on inflation and, thus, long term interest rates. Ultimately, that would bode well for bonds.




      Ray Goodner
      (picture of) Ray Goodner
      Ray Goodner
      Portfolio Manager

To our shareholders


Class A
 6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  9.27

May 31, 1997          $  9.00

Increase              $  0.27


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.28

From capital gains    $  --

Total distributions   $  0.28

Total return*           +6.3%**

Class B
 6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  9.27

May 31, 1997          $  9.00

Increase              $  0.27


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.25

From capital gains    $  --

Total distributions   $  0.25

Total return*           +5.9%**

Class Y
 6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  9.27

May 31, 1997          $  9.00

Increase              $  0.27


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.29

From capital gains    $  --

Total distributions   $  0.29

Total return*           +6.3%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings

                                              Percent              Value
                          (of Portfolio's net assets)     (as of Nov 30, 1997)

      Japan Finance                             1.64%        $26,646,239
       9.25% 1998

      Republic of Italy                         1.47          23,807,840
       6.875% 2023

      Dayton Hudson                             1.22          19,758,193
       7.875% 2023

      PDV America                               1.05          17,061,165
       7.875% 2003

      Pacific Bell                              1.01          16,320,750
       8.50% 2031

      New York Telephone                         .99          16,013,200
       9.375% 2031

      SAFECO Capital Trust I                     .96          15,590,400
       8.07% 2037

      Texas Utilities Electric                   .92          14,886,170
       9.75% 2021

      Daimler Benz North America                 .92          14,884,940
       7.375% 2006

      General Motors Acceptance                  .90          14,540,240
       7.00% 2000

      Excludes U.S. Treasury and government agencies holdings.

(icon of) pie chart

The ten holdings listed here make up 11.08% of the Portfolio's net assets

 Financial statements

      Statement of assets and liabilities
      IDS Selective Fund, Inc.
      Nov. 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in Quality Income Portfolio (Note 1)                                              $ 1,619,633,138
                                                                                                --------------
 Total assets                                                                                    1,619,633,138
                                                                                                 -------------
                                  Liabilities

 Dividends payable to shareholders                                                                     797,795
 Accrued distribution fee                                                                                5,620
 Accrued service fee                                                                                    14,658
 Accrued transfer agency fee                                                                             2,217
 Accrued administrative services fee                                                                     4,266
 Other accrued expenses                                                                                223,078
                                                                                                       -------
 Total liabilities                                                                                   1,047,634
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                            $ 1,618,585,504
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                       $     1,746,018
 Additional paid in capital                                                                      1,529,357,625
 Undistributed net investment income                                                                 1,694,177
 Accumulated net realized gain (loss)                                                                  286,993
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                               85,500,691
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                       $ 1,618,585,504
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                              $ 1,271,925,745
                                                          Class B                              $   136,855,030
                                                          Class Y                              $   209,804,729
 Net asset value per share of outstanding capital stock:  Class A shares     137,207,039       $          9.27
                                                          Class B shares      14,763,388       $          9.27
                                                          Class Y shares      22,631,419       $          9.27

See accompanying notes to financial statements.


      Statement of operations
      IDS Selective Fund, Inc.
      Six months ended Nov. 30, 1997



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $     403,599
 Interest                                                                                           56,540,250
                                                                                                    ----------
 Total income                                                                                       56,943,849
                                                                                                    ----------
 Expenses (Note 2):
 Expenses allocated from Quality Income Portfolio                                                    4,232,472
 Distribution fee -- Class B                                                                           492,611
 Transfer agency fee                                                                                   881,481
 Incremental transfer agency fee-- Class B                                                               4,970
 Service fee
      Class A                                                                                        1,095,898
      Class B                                                                                          113,874
      Class Y                                                                                          102,992
 Administrative services fees and expenses                                                             392,762
 Compensation of board members                                                                           5,102
 Postage43,173
 Registration fees                                                                                      18,124
 Audit fees                                                                                              5,000
                                                                                                         -----
 Total expenses                                                                                      7,388,459
      Earnings credits on cash balances (Note 2)                                                      (167,767)
                                                                                                     --------
 Total net expenses                                                                                  7,220,692
                                                                                                     ---------
 Investment income (loss)-- net                                                                     49,723,157
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                          2,060,505
      Financial futures contracts                                                                  (10,396,601)
                                                                                                   -----------
 Net realized gain (loss) on investments                                                            (8,336,096)
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            57,044,387
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                              48,708,291
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $98,431,448
                                                                                                   ===========

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets IDS Selective Fund, Inc.


                                  Operations and distributions

                                                                           Nov. 30, 1997          May 31, 1997
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                            $  49,723,157          $108,022,381
 Net realized gain (loss) on investments                                      (8,336,096)            8,252,506
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      57,044,387            14,747,409
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations              98,431,448           131,022,296
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                            (40,018,374)          (86,883,047)
          Class B                                                             (3,607,084)           (6,790,893)
          Class Y                                                             (6,519,090)          (13,088,145)
      Net realized gain
          Class A                                                                     --           (18,740,975)
          Class B                                                                     --            (1,704,126)
          Class Y                                                                     --            (2,683,689)
                                                                                                    ----------
 Total distributions                                                         (50,144,548)         (129,890,875)
                                                                             -----------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                 47,218,017           109,563,336
      Class B shares                                                          22,755,374            56,179,031
      Class Y shares                                                          33,589,811            62,930,942
 Reinvestment of distributions at net asset value
      Class A shares                                                          29,372,760            80,162,783
      Class B shares                                                           3,240,958             7,801,079
      Class Y shares                                                           6,489,685            15,771,834
 Payments for redemptions
      Class A shares                                                        (128,918,452)         (313,351,499)
      Class B shares (Note 2)                                                (19,495,722)          (45,413,567)
      Class Y shares                                                         (38,156,384)          (89,223,917)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           (43,903,953)         (115,579,978)
                                                                             -----------          ------------
 Total increase (decrease) in net assets                                       4,382,947          (114,448,557)
 Net assets at beginning of period                                         1,614,202,557         1,728,651,114
                                                                           -------------         -------------
 Net assets at end of period                                              $1,618,585,504        $1,614,202,557
                                                                          ==============        ==============
 Undistributed net investment income                                      $    1,694,177        $    2,115,568
                                                                       -----------------     -----------------

See accompanying notes to financial statements.

 Notes to financial statements

      IDS Selective Fund, Inc.
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Quality Income Portfolio

      Effective June 10, 1996, the Fund began investing all of its assets in the Quality Income Portfolio (the Portfolio), a series of Income Trust, an open end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Quality Income Portfolio invests primarily in investment grade bonds.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1997 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

      o Class A   $15.50
      o Class B   $16.50
      o Class Y   $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997 the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $953,356 for Class A and $77,193 for Class B for the six months ended Nov. 30, 1997.

      During the six months ended Nov. 30, 1997, the Fund's transfer agency fees were reduced by $167,767 as a result of earnings credits from overnight cash balances.

  3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended Nov. 30, 1997

                                 Class A          Class B          Class Y

      Sold                     5,141,530        2,480,732        3,657,557

      Issued for reinvested    3,200,706          353,125          707,066
        distributions

      Redeemed               (14,042,158)      (2,125,554)      (4,159,544)
                             -----------       ----------       ----------

      Net increase (decrease) (5,699,922)         708,303          205,079
                              ----------          -------          -------

                                               Year ended May 31, 1997

                                 Class A          Class B          Class Y

      Sold                    12,079,376        6,192,646        6,955,369

      Issued for reinvested    8,846,036          861,304        1,745,311
        distributions

      Redeemed               (34,561,749)      (5,015,499)      (9,855,527)
                             -----------       ----------       ----------

      Net increase (decrease) (13,636,337)      2,038,451       (1,154,847)
                              -----------       ---------       ----------

4. Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluatiing the Fund's results.

                           Fiscal period ended May 31,
                           Per share income and capital changes(a)
                                                                          Class A

                                1997(c) 1997     1996(b)  1995     1994     1993    1992     1991     1990     1989    1988

Net asset value,               $9.00   $9.00    $9.53    $8.57    $9.77    $9.20   $8.93    $8.41    $8.69    $8.44   $8.27
beginning of period
                           Income from investment operations:
Net investment income (loss)     .28     .59      .33      .59      .60      .63     .66      .69      .70      .72     .74

Net gains (losses)               .27     .12     (.52)    1.08    (1.05)     .69     .27      .52     (.30)     .27     .17
(both realized
and unrealized)

Total from investment            .55     .71     (.19)    1.67     (.45)    1.32     .93     1.21      .40      .99     .91
operations
                           Less distributions:
Dividends from net              (.28)   (.58)    (.31)    (.58)    (.60)    (.64)   (.66)    (.69)    (.68)    (.74)   (.74)
investment income

Distributions from                --    (.13)    (.03)    (.13)    (.15)    (.11)     --       --       --       --      --
realized gains

Total distributions             (.28)   (.71)    (.34)    (.71)    (.75)    (.75)   (.66)    (.69)    (.68)    (.74)   (.74)

Net asset value,               $9.27   $9.00    $9.00    $9.53    $8.57    $9.77   $9.20    $8.93    $8.41    $8.69   $8.44
end of period
                           Ratios/supplemental data
                                                                Class A

                               1997(c)  1997    1996(b)   1995     1994     1993    1992     1991     1990     1989    1988
Net assets, end of period     $1,272  $1,286    1,408   $1,490   $1,402   $1,737  $1,541   $1,403   $1,196   $1,167  $1,081
(in millions)

Ratio of expenses to          .86%(e)    .88%   .89%(e)   .85%     .72%     .72%    .74%     .77%     .76%     .77%    .74%
average daily net assetsd

Ratio of net income (loss)   6.20%(e)   6.36%  6.27%(e)  6.59%    6.53%    6.57%   7.32%    7.94%    8.58%    8.42%   8.67%
to average daily net assets

Portfolio turnover rate         9%        31%    18%       26%      30%      30%     62%      59%      54%      79%     86%
(excluding short-term
securities)

Total return(f)               6.3%       8.1%  (2.0%)    20.3%    (4.7%)   14.8%   10.8%    15.0%     4.8%    12.3%   11.3%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
(c) Six months ended Nov. 30, 1997 (Unaudited).
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balabces.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


      Financial highlights

      Fiscal period ended May 31,
      Per share income and capital changes(a)


                             Class B                                     Class Y
                         1997(c)  1997     1996(b) 1995(e)           1997(c)  1997    1996(b)    1995(e)

Net asset value,        $9.00    $9.00    $9.53   $8.78             $9.00    $9.00   $9.53      $8.78
beginning of period
                           Income from investment operations:
Net investment income     .25      .52      .30     .40               .29      .60     .34        .46
(loss)
Net gains (losses) both   .27      .12     (.52)    .75               .27      .12    (.52)       .75
realized and unrealized)

Total from investment     .52      .64     (.22)   1.15               .56      .72    (.18)      1.21
operations
                           Less distributions:

Dividends from net       (.25)    (.51)    (.28)   (.40)             (.29)    (.59)   (.32)      (.46)
investment income

Distributions from         --     (.13)    (.03)     --                --     (.13)   (.03)        --
realized gains

Total distributions      (.25)    (.64)    (.31)   (.40)             (.29)    (.72)   (.35)      (.46)

Net asset value,        $9.27    $9.00    $9.00   $9.53             $9.27    $9.00   $9.00      $9.53
end of period
                           Ratios/supplemental data

                         1997(c)  1997     1996(b) 1995(e)           1997(c)  1997    1996(b)    1995(e)
                              Class B                                             Class Y

Net assets, end of       $137     $126     $108     $72              $210     $202    $212       $142
period (in millions)

Ratio of expenses to     1.62%(f) 1.64%    1.63%(f)1.67%(f)           .79%(f)  .72%    .70%(f)    .73%(f)
average daily net assets(d)

Ratio of net income      5.45%(f) 6.40%    5.56%(f)5.68%(f)          6.28%(f) 7.02%   6.51%(f)   6.64%(f)
(loss) to average daily net assets

Portfolio turnover rate     9%      31%      18%     26%                9%      31%     18%        26%
(excluding short-term
securities)

Total return(g)           5.9%     7.3%    (2.4%)  13.1%              6.3%     8.3%   (2.0%)     13.8%

(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective
    1996.
(c) Six months ended Nov. 30, 1997 (Unaudited).
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Inception date was March 20, 1995. f Adjusted to an annual basis.
(g) Total return does not reflect payment of a sales charge.

 Financial statements

      Statement of assets and liabilities
      Quality Income Portfolio
      Nov. 30, 1997

                                  Assets

                                                                (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $ 1,530,823,220)                      $1,616,509,179
 Cash in bank on demand deposit                                      82,529
 Accrued interest receivable                                     22,470,641
 U.S. government securities held as collateral (Note 4)          69,880,900
                                                                 ----------
 Total assets                                                 1,708,943,249
                                                              -------------

                                  Liabilities

 Payable for investment securities purchased                         47,500
 Payable upon return of securities loaned (Note 4)               88,558,400
 Accrued investment management services fee                          45,323
 Other accrued expenses                                              28,416
                                                                     ------
 Total liabilities                                               88,679,639
                                                                 ----------
 Net assets applicable to outstanding capital stock          $1,620,263,610
                                                             ==============

See accompanying notes to financial statements.


      Statement of operations
      Quality Income Portfolio
      Six months ended Nov. 30, 1997

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                     $       403,750
 Interest                                                                                           56,571,543
                                                                                                    ----------
 Total income                                                                                       56,975,293
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  4,138,691
 Compensation of board members                                                                           8,105
 Custodian fees                                                                                         63,161
 Audit fees                                                                                             14,750
 Other                                                                                                  11,868
                                                                                                        ------
 Total expenses                                                                                      4,236,575
      Earnings credits on cash balances (Note 2)                                                        (2,504)
                                                                                                        ------
 Total net expenses                                                                                  4,234,071
                                                                                                     ---------
 Investment income (loss) -- net                                                                    52,741,222
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                 2,061,188
      Financial futures contracts                                                                  (10,400,542)
                                                                                                   -----------
 Net realized gain (loss) on investments                                                            (8,339,354)
 Net change in unrealized appreciation (depreciation) on investments                                57,065,978
                                                                                                    ----------
 Net gain (loss) on investments                                                                     48,726,624
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                  $101,467,846
                                                                                                  ============

See accompanying notes to financial statements.

                                                     Financial statements

      Statements of changes in net assets
      Quality Income Portfolio


                                   Operations

                                                                        Six months ended   For the period from
                                                                           Nov. 30, 1997     June 10, 1996* to
                                                                              (Unaudited)         May 31, 1997
 Investment income (loss)-- net                                           $   52,741,222        $  112,252,618
 Net realized gain (loss) on investments                                      (8,339,354)            9,395,624
 Net change in unrealized appreciation (depreciation) on investments          57,065,978            20,434,131
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations             101,467,846           142,082,373
 Net contributions (withdrawals) from partners                               (96,858,305)        1,473,541,696
                                                                             -----------         -------------
 Total increase (decrease) in net assets                                       4,609,541         1,615,624,069
 Net assets at beginning of period (Note 1)                                1,615,654,069                30,000
 Net assets end of period                                                 $1,620,263,610        $1,615,654,069
                                                                          ==============        ==============

*Commencement of operations
See accompanying notes to financial statements.

 Notes to financial statements


      Quality Income Portfolio
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies

      Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. Quality Income Portfolio invests primarily in investment grade bonds. The Declaration of Trust permits the Trustees to issue non transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over the counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Nov. 30, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1997 was $4,882,464 representing 0.3% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex dividend date. For U.S. dollar denominated bonds, interest income includes level yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level yield amortization of premium and discount, is accrued daily.

2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended Nov. 30, 1997, the Portfolio's custodian fees were reduced by $2,504 as a result of earnings credit from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $155,509,631 and $137,805,238, respectively, for the six months ended Nov. 30, 1997. For the same period, the portfolio turnover rate was 9%. Realized gains and losses are determined on an identified cost basis.


  4

Lending of portfolio
securities

      At Nov. 30, 1997, securities valued at $86,496,200 were on loan to brokers. For collateral, the Portfolio received $18,677,500 in cash and U.S. government securities valued at $69,880,900. Income from securities lending amounted to $52,529 for the six months ended Nov. 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  5

Interest rate
futures contracts

      At Nov. 30, 1997, investments in securities included securities valued at $12,317,300 that were pledged as collateral to cover initial margin deposits on 380 open sales contracts. The market value of the open contracts at Nov. 30, 1997, was $45,231,875 with a net unrealized loss of $154,375. See "Summary of significant accounting policies."

 Investments in securities


      Quality Income Portfolio
      Nov. 30, 1997 (Unaudited)

                                                                              (Percentages represent value of
                                                                           investments compared to net assets)

 Bonds (97.2%)

Issuer                                               Coupon       Maturity         Principal           Value(a)
                                                       rate           year           amount

 U.S. government obligations (30.1%)
 U.S. Treasury                                         5.875%      2000-04       $33,000,000(b)  $  33,063,430
                                                       6.00           2000        11,400,000(b)     11,457,912
                                                       6.875          1999        60,000,000        61,032,600
                                                       7.25           2004        51,800,000(b)     55,682,372
                                                       7.50        2001-16       179,000,000(b)    196,971,130
                                                       8.00           2021        15,000,000(k)     18,475,950
    Tips                                               3.375          2007         8,050,000(m)      8,080,986
 Resolution Funding Corp
    Zero Coupon                                        7.98           2016        47,000,000(c)     14,798,420
                                                       8.19           2014        48,000,000(c)     17,629,920
                                                       8.27           2014        10,000,000(c)      3,560,500
                                                       8.94           2006        25,000,000(c)     15,503,500
                                                       8.95           2006        68,000,000(c)     40,314,480
 Overseas Private Investment                           6.99           2009        10,000,000        10,325,000
 Total                                                                                             486,896,200


 Mortgage backed securities (16.2%)
 Collateralized Mtge Obligation Trust                  7.75           2012           340,130           341,963
 Federal Home Loan Mtge Corp                           7.50           2024        15,781,816        16,189,145
                                                       8.00        2016-25         9,775,755        10,134,533
                                                       8.50        2017-26        21,269,325        22,246,591
                                                       9.00        2020-21         4,915,825         5,259,480
 Federal Housing Admin                                 7.43           2024         9,005,027         9,266,736
 Federal Natl Mtge Assn                                6.50           2023        11,359,139        11,221,239
                                                       7.50           2027        39,141,016        39,940,658
                                                       8.00        2026-27        27,705,829        28,682,889
                                                      10.00           2002               116               121
    Collateralized Mtge Obligation                     8.00           2021         9,595,822         9,697,884
                                                       8.50           2019         1,448,659         1,607,724
    Principal Only                                     9.50           2018         1,007,211(e)        792,691
                                                       9.89           2020         1,835,820(e)      1,668,465
    Trust Series Z                                     6.00           2024        21,277,554(d)     18,359,550
 Govt Natl Mtge Assn                                   7.50           2026        19,815,015        20,247,378
                                                       8.00        2022-26        39,031,411        40,521,772
                                                       8.50           2026        16,878,989        17,702,684
                                                       9.00        2024-25         5,282,405         5,671,666
 Prudential Bache
    Collateralized Mtge Obligation                     7.965          2019         3,349,400         3,466,389
 Total                                                                                             263,019,558

 Automotive & related (1.4%)
 Daimler Benz North America
    Medium term Nts                                    7.375          2006        14,000,000        14,884,940
 General Motors                                        8.875          2003         7,050,000         7,845,240
 Total                                                                                              22,730,180

 Banks and savings & loans (5.4%)
 BankAmerica
    Series B                                           7.70           2026         5,000,000(g)      5,057,750
 BankBoston Capital Trust
    Company Guaranty Series B                          8.25           2026         5,000,000         5,311,000
 First Bank System                                     6.875          2007         8,550,000         8,691,673
 First Chicago
    Sr Nts                                             9.00           1999         7,900,000         8,216,158
 Firstar Capital Trust                                 8.32           2026        10,000,000        10,838,200
 Morgan (JP)
    Medium term Nts                                    4.00           2012         9,350,000(i)      9,042,103
 NationsBank                                           9.25           2001         8,950,000         9,816,181

 NCNB
    Sub Nts                                            9.125          2001        10,000,000        10,969,100
 Swiss Bank
    Sub Deb                                            7.75           2026        11,369,000        12,534,664
 Washington Mutual Capital I
    Company Guaranty                                   8.375          2027         5,800,000(g)      6,218,006
 Total                                                                                              86,694,835

 Chemicals (1.5%)
 Dow Chemical                                          8.85           2021        10,000,000        12,234,100
 USA Waste Services
    Sr Nts                                             7.125          2007        11,900,000        12,249,622
 Total                                                                                              24,483,722

 Communications equipment & services (0.6%)
 BellSouth Telecommunications                          7.00           2095        10,000,000        10,248,400


 Computers & office equipment (0.3%)
 Hewlett Packard
    Zero Coupon                                        3.125          2017        10,000,000(c,g)    5,187,500

 Electronics (0.3%)
 Harris                                               10.375          2018         3,900,000         4,241,718


 Energy (2.5%)
 PDV America                                           7.875          2003        16,500,000        17,061,165
 Texaco Capital
    Gtd Deb                                            7.50           2043        12,000,000        12,834,480
 USX                                                   9.375          2022         9,200,000        11,423,088
 Total                                                                                              41,318,733


 Energy equipment & services (0.4%)
 Foster Wheeler                                        6.75           2005         5,850,000         5,899,725


 Financial services (4.4%)
 Aristar
    Sr Deb                                             8.875          1998        10,520,000        10,705,994
 Beneficial                                            9.125          1998        10,000,000        10,063,800
 General Motors Acceptance
    Medium Term Nts                                    5.95           1998         8,000,000         8,011,360
 General Motors Acceptance                             7.00           2000        14,300,000        14,540,240
 Greyhound Financial
    Medium Term Nts                                    7.95           1999         9,600,000         9,861,504
 Railcar Leasing
    Sr Nts                                             7.125          2000        12,150,000(g)     12,643,776
 Salomon                                               7.75           2000         5,000,000         5,165,400
 Total                                                                                              70,992,074

 Health care (0.8%)
 Lilly (Eli)                                           6.77           2036        13,300,000        13,463,457


 Industrial equipment & services (1.3%)
 Browning Ferris Inds                                  9.25           2021         7,000,000         8,761,620
 Deere & Co                                            8.95           2019        10,000,000        11,875,300
 Total                                                                                              20,636,920

 Insurance (4.5%)
 American United Life                                  7.75           2026         4,800,000(l)      4,882,464
 Arkwright Trust                                       9.625          2026         4,000,000(g)      4,767,520
 Berkley (WR)                                          8.70           2022        10,000,000        11,728,600
 Conseco Financing Trust II
    Company Guaranty                                   8.70           2026         6,600,000         7,204,890
 Equitable Life Assurance                              7.70           2015         5,000,000(g)      5,333,700
 Nationwide Trust                                      9.875          2025        11,500,000(g)     13,511,120
 SAFECO Capital Trust I
    Company Guaranty                                   8.07           2037        15,000,000(g)     15,590,400
 SunAmerica                                            9.95           2012         8,000,000        10,224,080
 Total                                                                                              73,242,774


 Media (0.8%)
 Time Warner Entertainment                             8.375          2033        12,000,000        13,460,520


 Retail (2.6%)
 Dayton Hudson                                         7.875          2023        18,850,000        19,758,193
 Rite Aid                                              5.25           2002         9,000,000        10,125,000
 Wal Mart CRAVE Trust                                  7.00           2006        11,211,435(g)     11,457,862
 Total                                                                                              41,341,055

 Transportation (0.6%)
 Burlington Northern Santa Fe                          7.00           2025        10,000,000        10,024,000


 Utilities -- electric (5.0%)
 Arizona Public Service
    Sale Lease Backed Obligation                       8.00           2015         9,000,000         9,697,500
 Cajun Electric Power
    Mtge Trust                                         8.92           2019         4,960,000         5,390,974
 Commonwealth Edison
    1st Mtge Series 90                                 6.50           2000         9,000,000         9,051,750
 Long Island Lighting                                  9.625          2024         7,000,000         7,227,500
 Long Island Lighting                                  8.625          2004         3,000,000         3,197,520
 RGS Funding
    Sale Lease Backed Obligation                       9.82           2022         4,969,237         6,371,357
 RGS Funding I & M
    Sale Lease Back Obligation                         9.82           2022         4,969,232         6,371,351
 Salton Sea Cl C                                       7.84           2010        10,000,000        10,648,800
 Texas Utilities Electric
    1st Mtge                                           9.75           2021        13,000,000        14,886,170
 Wisconsin Electric Power                              6.875          1995         8,000,000         7,994,080
 Total                                                                                              80,837,002


 Utilities -- telephone (2.8%)
 AT&T                                                  8.35           2025         5,000,000         5,451,900
 GTE                                                  10.25           2020         6,050,000         6,817,080
 New York Telephone                                    9.375          2031        14,000,000        16,013,200
 Pacific Bell                                          8.50           2031        15,000,000        16,320,750
 Total                                                                                              44,602,930


 Foreign (15.7%)(h)
 ABN Amro Bank
    (U.S. Dollar)                                      7.75           2023        12,000,000        12,867,240
 Alcan Aluminum
    (U.S. Dollar)                                      8.875          2022         9,600,000        10,471,392
 BAA PLC
    (British Pound)                                    9.36           2006         1,500,000         2,691,306
 Banco General
    (U.S. Dollar)                                      7.70           2002         6,400,000(g)      6,305,728
 Bank of China
    (U.S. Dollar)                                      8.25           2014         7,100,000         7,187,543
 Bayerische Landesbank
    (U.S. Dollar) Deposit Nts                          5.625          2001        13,750,000        13,582,938
 Dao Heng Bank
    (U.S. Dollar) Sub Nts                              7.75           2007         7,000,000(g)      6,518,820
 Deutsche Bank
    (U.S. Dollar) Zero Coupon                          4.50           2017         6,510,000(c,g)    2,905,087
 Gruma
    (U.S. Dollar)                                      7.625          2007         2,000,000(g)      1,940,000
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts                               8.875          2007         5,800,000(g)      5,507,506
 Hutchinson Whampoa
    (U.S. Dollar)                                      7.50           2027        14,025,000(g)     13,261,900
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts                               8.625          2007        10,800,000(g)     10,123,272
 Israel Electric
    (U.S. Dollar)                                      7.875          2026         9,000,000(g)      9,305,730
 Japan Finance
    (U.S. Dollar)                                      9.25           1998        25,950,000        26,646,239
 Jasmine Submarine Telecom
    (U.S. Dollar)                                      8.48           2011         5,000,000(g)      4,312,050
 KFW Intl Finance
    (U.S. Dollar)
    Medium Term Nts                                    8.50           1999        10,000,000        10,457,300
 Korea Development Bank
    (U.S. Dollar)                                      7.25           2006         4,600,000         4,214,014
 Korea Electric Power
    (U.S. Dollar)                                      8.00           2002         9,000,000         8,628,120
 Korea Electric Power
    (U.S. Dollar) Zero Coupon                          9.27           2016        35,000,000(f)      4,783,100
 People's Republic of China
    (U.S. Dollar)                                      9.00           2096        10,000,000        10,611,300
 Perez
    (U.S. Dollar)                                      8.125          2007         5,000,000(g)      4,800,000
 Petronas
    (U.S. Dollar)                                      7.75           2015        10,000,000         9,554,800
 Ras Laffan Gas
    (U.S. Dollar)                                      8.29           2014        10,000,000(g)     10,618,900
 Republic of Austria Euro
    (U.S. Dollar)                                     10.00           1998         3,150,000         3,218,906
 Republic of Italy
    (U.S. Dollar)                                      6.875          2023        23,200,000        23,807,840
 Rodamco NV
    (U.S. Dollar)                                      7.30           2005        10,000,000        10,544,300
 State of Israel
    (U.S. Dollar)                                      6.375          2005        10,800,000        10,687,572
 Telekom Malaysia
    (U.S. Dollar)                                      7.875          2025        10,000,000(g)      9,457,800
 Total                                                                                             255,010,703

 Total bonds
 (Cost: $1,489,411,047)                                                                          $1,574,332,006



 Preferred stock (0.6%)
Issuer                                              Shares            Value(a)
 Salomon Income Financing Trust
 9.50%                                             340,000         $9,265,000

 Total preferred stock
 (Cost: $8,500,000)                                                $9,265,000



 Short term securities (2.0%)
Issuer                                            Annualized                  Amount                   Value(a)
                                                    yield on              payable at
                                                     date of                maturity
                                                    purchase
 U.S. government agencies (0.8%)
 Federal Home Loan Bank Disc Nt
      12 17 97                                         5.47%            $  2,500,000           $     2,493,200
 Federal Home Loan Mtge Corp Disc Nt
      12 22 97                                         5.52                9,800,000                 9,765,564
 Federal Natl Mtge Assn Disc Nt
      12 11 97                                         5.45                1,400,000                 1,397,466
 Total                                                                                              13,656,230

 Commercial paper (1.2%)
 A.I. Credit
      12 03 97                                         5.53                2,500,000                 2,498,469
 CAFCO
      12 17 97                                         5.60                2,600,000(j)              2,592,746
 Consolidated Natural Gas
      12 18 97                                         5.58                1,500,000                 1,495,590
 May Dept Stores
      12 09 97                                         5.56                  500,000                   499,231
 PACCAR Financial
      12 04 97                                         5.55                1,900,000                 1,898,541
 USAA Capital
      12 17 97                                         5.58               10,300,000                10,271,366
 Total                                                                                              19,255,943


 Total short term securities
 (Cost: $32,912,173)                                                                           $    32,912,173


 Total investment in securities
 (Cost: $1,530,823,220)(n)                                                                      $1,616,509,179
                                                                                                ==============


See accompanying notes to investments in securities.




 Notes to investments in securities

      (a) Securities are valued by procedures described in Note 1 to the financial statements.

      (b) Security is partially or fully on loan. See Note 4 to the financial statements.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of aquisition.

      (d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yeild; similar to a zero coupon bond.

      (e) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

      (f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of aquisition to interest reset date disclosed.

      (g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

      (h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

      (i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1997.

      (j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
      "accredited investors". This security has been determined to be liquid under guidelines established by the board.

      (k) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):


Type of security                                             Notional amount
Sales contracts
U.S Treasury Bonds                                             $380,000,000

(l) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1997, is as follows:

Security                                       Acquisition              Cost
                                                      date

American United Life*                             02 13 96         $4,800,000

*Represents a security sold under Rule 144A, which is exempt from registration under the securities Act of 1933, as amended.

(m) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi annual interest payments equal a fixed percentage of the inflation adjusted principal amount.

(n) At Nov. 30, 1997, the cost of securities for federal income tax purposes was approximately $1,530,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


 Unrealized appreciation.........................................$91,265,000
 Unrealized depreciation..........................................(5,525,000)
 Net unrealized appreciation.....................................$85,740,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.

                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Selective Fund
IDS Tower 10
Minneapolis, MN 55440-0010